Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Compensation to Key Management Members

The compensation of such key management for the years ended December 31, 2017 and 2016 included the following:

	Year Ended December 31,
	2017	2016
	$000’s	$000’s
Salaries, bonuses and short-term employee benefits	4,514	5,559
Director retainers	729	1,316
Stock-based payments	3,799	2,245
	9,042	9,120